Note 5 - Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Fair Value Disclosures [Text Block]
5
.     Fair Value of Financial Instruments

We apply the provisions of FASB ASC Topic 820,
Fair Value Measurement
, which defines fair value, establishes a framework for measuring fair value under GAAP, and enhances disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between knowledgeable and willing market participants. Valuation techniques used to measure fair value, as required by ASC Topic 820, must maximize the use of observable inputs and minimize the use of unobservable inputs.

The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value. Our assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The three levels of input are:

Level 1—Quotedprices in active markets for identical assets or liabilities.

Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Our cash and equivalents and short-term investments consist of bank deposits and, at December 31, 2014, money market funds. Our money market funds are traded in active markets and are recorded at fair value based upon quoted market prices.

Other financial instruments, including accounts payable and accrued liabilities, are carried at cost, which we believe approximates fair value because of the short-term maturity of these instruments.

There were no financial assets measured at fair value at December 31, 2015.

A summary of financial assets (in thousands) measured at fair value on a recurring basis at December 31, 2014 is as follows:

	December 31, 2014
	Total	Quoted Prices In Active Markets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Money market funds	$500	$500	$—	$—